Research and Development Costs	12 Months Ended
Jul. 31, 2021
Research And Development Costs
Research and Development Costs

13. Research and Development Costs

	Year Ended
	July 31, 2021	July 31, 2020 Restated (Note 2)	August 1, 2019 Restated (Note 2)

Wages and Salaries	$605,106	$593,262	$696,674
Clinical Trials and Investigational drug costs	669,943	1,712,954	2,935,074
Office Rent	28,031	27,437	41,771
Licensing	4,084	1,718	196,980
Supplies	-	-	20,932
Insurance product	-	40,036	4,080
Patents	8,332	50,431	107,165
	$1,315,496	$2,425,838	$4,002,676